LONGTERM INVESTMENTS	6 Months Ended
Jun. 30, 2022
Long Term Investments

7. LONG-TERM INVESTMENTS

The Company classifies its long-term investments as designated at fair value through profit and loss under IFRS 9. Long-term investments are summarized as follows:

	Fair Value December 31,	Net	Movements in foreign	Fair value adjustments	Fair Value June 30,
	2021	Additions	exchange	for the period	2022
Talisker Resources Common Shares	$3,880	$-	$(46)	$(1,248)	$2,586
Silver Wolf Exploration Ltd. Common Shares	59	31	(1)	(40)	49
Endurance Gold Corp. Common Shares	-	26	-	6	32
	$3,939	$57	$(47)	$(1,282)	$2,667

Silver Wolf Exploration Ltd.

During the six months ended June 30, 2022, the Company received 250,000 common shares as part of the terms in the Option Agreement with Silver Wolf Exploration Ltd. Upon acquisition, the fair value of these common shares were recorded as “Option Income” as a credit to exploration and evaluation assets (see Note 8). Any subsequent revaluation under IFRS 9 at fair value through profit and loss will be recorded as a gain or loss on long-term investments.

See Note 8 for full details of the Option Agreement.

Endurance Gold Corp.

During the six months ended June 30, 2022, the Company received 100,000 common shares as part of the terms of the Option Agreement with Endurance Gold Corp. Upon acquisition, the fair value of these common shares were recorded as “Other Income” on the statement of profit and loss. Any subsequent revaluation under IFRS 9 at fair value through profit and loss will be recorded as a gain or loss on long-term investments.

See Note 8 for full details of the Option Agreement.